Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,256,000
Previously Paid Amount	0.00
Total Fee Amount	775.79
Total Offset Amount	0.00
Net Fee	775.79
Narrative - Max Aggregate Offering Price	$ 5,256,000
Final Prospectus	true